Long-term Debt	12 Months Ended
Dec. 31, 2015
Long-term Debt [Abstract]
Long-term Debt:
11. Long-term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2014	2015
6.5% Drill Rigs Senior Secured Notes	$800,000	$-
7.25% Ocean Rig Senior Unsecured Notes	500,000	-
Secured Credit Facilities- Drybulk Segment	685,410	218,185
Secured Credit Facilities- Tanker Segment	277,913	-
Secured Bridge Credit Facility	200,000	-
$1.9 billion Secured Term Loan B Facility - Drilling Segment	1,876,250	-
$1.3 billion Senior Secured Term Loan B Facility - Drilling Segment	1,296,750	-
Less: Deferred financing costs	(118,710)	(636)

Total debt	5,517,613	217,549
Less: Current portion	(1,165,021)	(217,549)

Long-term portion	$4,352,592	$-

Ocean Rig Loans and Notes
From June 8, 2015, Ocean Rig has been considered as an affiliated entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig has been accounted for under the equity method and its long term debt is not consolidated in the Company's balance sheet as of December 31, 2015 and, consequently, additional disclosures for Ocean Rig's loans for 2015 have not been included.
Convertible Senior Notes and Related Borrow Facility

In conjunction with the Company's public offering of an aggregate of $460,000 and $240,000 aggregate principal amount of 5% Convertible unsecured Senior Notes in November 2009 and April 2010, respectively (collectively, the "Convertible Senior Notes" or the "Notes"), the Company entered into share lending agreements with an affiliate of the underwriter of the offering, or the share borrower, pursuant to which the Company loaned the share borrower approximately 1,444,000 shares (36,100,000 common shares before the reverse stock split) of the Company's common stock. Under the share lending agreements, the share borrower was required to return the borrowed shares when the Notes were no longer outstanding. The Company did not receive any proceeds from the sale of the borrowed shares by the share borrower, but the Company did receive a nominal lending fee of $0.01 per share from the share borrower for the use of the borrowed shares. As of December 31, 2014, the share borrower had returned the above-referenced loaned shares to the Company. The returned loaned shares were not retired and are included as treasury stock in the accompanying balance sheets as of December 31, 2014 and 2015.

On the day of the Notes' issuance the fair value of the share lending agreements was determined to be $14,476, based on a 5.5% interest rate of the Notes without the share lending agreement and was recorded as debt issuance cost. Amortization of the issuance costs associated with the share lending agreement included in "Interest and finance costs" during the years ended December 31, 2013, 2014 and 2015, was $2,974, $2,733 and $0, respectively.
Effective September 19, 2011, the applicable conversion price of the Notes was changed to $6.9 per share. The previous conversion price of $7.19 per share was adjusted downward in connection with the Company's partial spin off of Ocean Rig's common stock held by the Company.
The total interest expense related to the Notes in the Company's consolidated statements of operations for the years ended December 31, 2013, 2014 and 2015, was $78,769, $76,680 and $0 of which $43,769, $45,261and $0, respectively are non-cash amortization of the discount on the liability component and $35,000, $31,419 and $0, respectively are the contractual interest payable semi-annually at a coupon rate of 5% per year.
The Company's interest expense associated with the $460,000 aggregate principal amount and $240,000 aggregate principal amount of Notes was accretive based on an effective interest rate of 12% and 14%, respectively.
During November 2014, the Company repurchased on the open market and cancelled $191,090 principal amount of its 5% convertible notes. On November 24, 2014, the Company repaid the remaining amount of its 5% convertible notes, amounting to $508,910.

Term bank loans and credit facilities

The bank loans are payable in U.S. Dollars in quarterly installments with balloon payments due at maturity between January 2016 and June 2025. Interest rates on the outstanding loans as at December 31, 2015, are based on LIBOR plus a margin.

On November 14, 2014, the Company entered into a facility agreement with ABN AMRO, for a secured bridge loan facility in an amount of $200,000. The loan was repayable through a single repayment installment. In connection with the ABN AMRO facility, on November 18, 2014, as required by the facility, Ocean Rig filed a prospectus supplement covering up to 78,301,755 of its common shares held by DryShips or its pledgees. Of the shares registered, 45,129,069 Ocean Rig shares were initially pledged by the Company to ABN AMRO under the terms of the ABN AMRO facility which required collateral coverage based on the prevailing 30-day Volume Weighted Average Price ("VWAP") at draw down. On January 9, 2015 and March 19, 2015, respectively, the Company provided additional security in relation to the ABN AMRO facility in the form of 8,000,000 and 12,500,000 Ocean Rig shares owned by the Company. During the year ended December 31, 2015, the Company made various prepayments and finally repaid in full the loan agreement on October 16, 2015. Following the repayment of the loan, all Ocean Rig shares pledged by the Company to ABN AMRO were released and returned to the Company.
On May 26, 2015 and July 10, 2015, the Company made two prepayments of $15,000 and $10,034, respectively, under a loan agreement dated October 29, 2014. On August 18, 2015 the Company entered into a supplemental agreement to amend certain terms of the aforementioned loan.
During 2015, the Company made scheduled repayments regarding the loans of its tanker fleet amounting to $17,458 and in connection with the sale of the entire tankers fleet, repaid in full the remaining outstanding loans of its tanker segment amounting to $260,455.
During 2015, the Company made scheduled repayments regarding a Secured Term Loan facility dated July 23, 2008 amounting to $5,300 and on July 29, 2015, repaid in full the outstanding amount of $37,325.
On August 20, 2015, the Company repaid in full the outstanding amount of $12,800 under of the loan dated October 2, 2007.
On August 21, 2015, the Company entered into a supplemental agreement to the loan agreement dated March 13, 2008, to extend the maturity of the loan to October 13, 2015. The maturity of the loan has since lapsed and the Company has not made the last balloon installments.
During 2015, the Company made scheduled repayments regarding two loans dated May 13, 2008 and May 5, 2008 amounting to $2,945 and $3,000, respectively. On August 21, 2015 the Company also repaid in full the outstanding amounts of $12,761 and $27,000, under the two loans dated May 13, 2008 and May 5, 2008, respectively.
On October 1, 2015 the Company repaid $19,212, under a loan agreement dated March 31, 2006.
On October 13, 2015 the shares of the shareholders of the vessel owning companies of the vessels Raiatea, Robusto, Cohiba, Montecristo, Flecha, Partagas, Woolloomooloo, Saldanha, Topeka and Helena were delivered to their new owners who also assumed in full the respective outstanding amount of the loan agreement dated October 29, 2014, which had a balance of $130,926.
On November 6, 2015, the Company repaid in full the Nautilus assumed bank debt, of $45,535.
During 2015, the Company made scheduled payments under the loan agreement dated October 5, 2007, amounting to $4,000. On November 25, 2015, the Company also made a prepayment of $5,300 under that loan agreement, related to the sale of the vessel Galveston on November 30, 2015. The maturity of the loan has since lapsed and the Company has not made the last balloon installments.
On December 11, 2015, the Company repaid $12,360, under a loan agreement dated March 31, 2006.
$12.5 million Sellers credit
On March 15, 2013, the Company reached an agreement with a far eastern shipyard for a $12,500 sellers' credit to the Company.  This credit was repayable to the yard in one bullet repayment two years after date of drawdown and it bore interest at 3% per annum. The Company agreed to provide a pledge of 1,602,500 shares in Ocean Rig that the Company owns, which pledge would be automatically released upon repayment of the credit. During March 2013, the Company drew the total amount of $12,500. On January 8, 2015, this credit was repaid in full by the Company. On the date of repayment and termination of the loan agreement, the Company was released from its obligations and 1,602,500 shares of Ocean Rig pledged by the Company to the shipyard were released and returned to the Company.
The aggregate available undrawn amount under the Company's facilities at December 31, 2014 and 2015 was $0 and $30,000.
The weighted-average interest rates on the above outstanding debt were: 6.63%, 6.60% and 5.09% for the years ended December 31, 2013, 2014 and 2015, respectively.

The table below presents the movement for bank loans and notes throughout 2015:

Loan	Loan agreement date	Original Amount	December 31, 2014	New Loans	Repayments/Transfers	Deconsolidation of Ocean Rig	December 31, 2015
Secured Credit Facility	October 2, 2007	$35,000	$12,800	-	(12,800)	-	$-
Secured Credit Facility	October 5, 2007	90,000	53,000	-	(9,300)	-	43,700
Secured Credit Facility	June 20, 2008	103,200	21,250	-	(3,000)	-	18,250
Secured Credit Facility	May 13, 2008	125,000	15,706	-	(15,706)	-	-
Secured Credit Facility	May 5, 2008	90,000	30,000	-	(30,000)	-	-
Secured Credit Facility	November 16, 2007	47,000	14,000	-	(1,500)	-	12,500
Secured Credit Facility	July 23, 2008	126,400	42,625	-	(42,625)	-	-
Secured Credit Facility	March 13, 2008	130,000	28,905	-	(1,338)	-	27,567
Secured Credit Facility	February 7, 2011	70,000	52,500	-	(52,500)	-	-
Secured Credit Facility	April 20, 2011	32,313	24,773	-	(24,773)	-	-
Secured Credit Facility	October 26, 2011	141,350	112,390	-	(112,390)	-	-
Secured Credit Facility	October 24, 2012	107,669	88,249	-	(88,249)	-
Term Loan B Facility	July 12, 2013	1,900,000	1,876,250	-	(9,500)	(1,866,750)	-
Term Loan B Facility	July 25, 2014	1,300,000	1,296,750	-	(6,500)	(1,290,250)	-
Secured Term Loan Facility	February 13, 2015	475,000	-	462,000	(9,726)	(452,274)	-
Secured Credit Facility	March 31, 2006	753,637	174,406	-	(72,834)	-	101,572
Secured Credit Facility	March 19, 2012	19,065	15,789	-	(1,193)	-	14,596
Secured Credit Facility	February 14, 2012	122,580	109,830	-	(109,830)	-	-
Secured Bridge Credit Facility	November 14, 2014	200,000	200,000	-	(200,000)	-	-
Senior Secured Credit Facility	October 29, 2014	167,100	167,100	-	(167,100)	-	-
Secured Credit Facility	July 29, 2013	23,000	-	17,825	(17,825)	-	-
Secured Credit Facility	November 23, 2012	38,220	-	27,710	(27,710)	-	-
6.5% Drill Rigs Senior Secured Notes	September 20, 2012	800,000	800,000	-	-	(800,000)	-
7.25% Ocean Rig's Senior Unsecured Notes	March 26, 2014	500,000	500,000	-	-	(500,000)	-

			$5,636,323	507,535	(1,016,399)	(4,909,274)	$218,185

The above loans are secured by a first priority mortgage over the Company's vessels, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation and pledges of the shares of capital stock of certain of the Company's subsidiaries. The loans contain covenants that restrict, without the bank's prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgaging of vessels and changes in the general nature of the Company's business. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including maintaining working capital above a certain level. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit Dryships' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

As of December 31, 2015, the Company was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of December 31, 2015, the Company was in breach of certain financial covenants, contained in the Company's loan agreements. Furthermore, the Company is in discussions to extend the maturity of three loan agreements dated October 5, 2007, March 13, 2008 and November 16, 2007 with outstanding balances at December 31, 2015 of $43,700, $27,567 and 12,500, respectively, which have lapsed. As a result of these incidents of non-compliance and of the cross default provisions contained in all of the Company's bank loan agreements, and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of the amounts outstanding under its bank loans that were in breach as of December 31, 2015, amounting to $218,185 as current at December 31, 2015.

Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the years ended December 31 2013, 2014 and 2015, amounted to $297,602, $367,996 and $177,537, respectively. These amounts net of capitalized interest are included in "Interest and finance costs" in the accompanying consolidated statement of operations.

The annual principal payments required to be made after December 31, 2015, including balloon payments, totaling $218,185 due through December 31, 2016 are as follows:

2016	$218,185
Total principal payments	218,185
Less: Financing fees	(636)

Total debt	$217,549